Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,917,667	¥ 2,048,581
Marketable equity securities included in investment in equity method investees, aggregated market values	1,768,124	2,348,395
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 681	102	¥ 32,824
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage, approximately	22.29%
Marketable Equity Securities [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,347,182	1,375,791
Marketable Equity Securities [Member] | Morgan Stanley MUFG Securities, Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	164,135	159,851
Marketable Equity Securities [Member] | Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,088,226	¥ 1,123,683